Income Taxes - Summary of Temporary Differences for Deferred Tax Assets Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets are recognised	$ 78,412	$ 74,736
Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets are recognised	45,848	48,771
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets are recognised	$ 32,564	$ 25,965